Supplementary Oil And Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Extractive Industries [Abstract]
Schedule of Twelve Month Average Benchmark Prices	The Company has used the following 12-month average benchmark prices to determine its 2024 and 2023 reserves for SEC requirements.

	Crude Oil and NGLs						Natural Gas
	WTI	WCS	Canadian Light Sweet	Cromer LSB	Brent	Edmonton C5+	Henry Hub	AECO	BC Westcoast Station 2
	(US$/bbl)	(C$/bbl)	(C$/bbl)	(C$/bbl)	(US$/bbl)	(C$/bbl)	(US$/MMBtu)	(C$/MMBtu)	(C$/MMBtu)
2024	74.88	80.78	96.35	93.44	78.81	98.90	2.37	1.28	0.91
2023	78.10	79.95	100.93	99.48	82.51	103.43	2.75	2.79	2.10

Schedule of Crude Oil, NGL's and Natural Gas Net Proved Reserve Quantities
The following tables summarize the Company's proved and proved developed crude oil and natural gas reserves, net of royalties, as at December 31, 2024, 2023, 2022 and 2021:

	North America
Crude Oil and NGLs (MMbbl) (1)	Synthetic Crude Oil	Bitumen (2)	Crude Oil & NGLs	North America Total	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2021	5,944	2,289	708	8,941	79	64	9,083
Extensions and discoveries	—	195	11	205	—	—	205
Improved recovery	29	5	21	56	—	—	56
Purchases of reserves in place	—	267	21	288	—	—	288
Sales of reserves in place	—	—	—	—	—	—	—
Production	(128)	(91)	(45)	(265)	(5)	(5)	(274)
Economic revisions due to prices (3)	(455)	(263)	(73)	(791)	1	(2)	(792)
Revisions of prior estimates	—	144	54	198	(64)	—	134
Reserves, December 31, 2022	5,390	2,546	696	8,632	11	57	8,700
Extensions and discoveries	162	67	51	280	—	—	280
Improved recovery	28	9	37	75	—	—	75
Purchases of reserves in place	—	—	—	—	—	—	—
Sales of reserves in place	—	—	(1)	(1)	—	—	(1)
Production	(141)	(102)	(47)	(289)	(5)	(4)	(298)
Economic revisions due to prices (3)	333	123	29	484	—	1	485
Revisions of prior estimates	68	26	1	94	3	1	98
Reserves, December 31, 2023	5,840	2,669	767	9,276	9	54	9,339
Extensions and discoveries	—	62	31	93	—	—	93
Improved recovery	1	7	13	21	—	—	21
Purchases of reserves in place	701	1	137	839	—	—	839
Sales of reserves in place	—	—	(2)	(2)	—	—	(2)
Production	(141)	(101)	(49)	(291)	(4)	(4)	(299)
Economic revisions due to prices (3)	(106)	(38)	(35)	(180)	—	—	(179)
Revisions of prior estimates	18	77	42	136	1	(2)	136
Reserves, December 31, 2024	6,313	2,676	903	9,892	6	48	9,947
Net Proved Developed Reserves
December 31, 2021	5,929	584	370	6,883	39	38	6,960
December 31, 2022	5,389	582	359	6,330	5	34	6,369
December 31, 2023	5,804	610	337	6,752	6	30	6,787
December 31, 2024	6,268	629	359	7,256	6	25	7,288
(1)Information in the reserves data tables may not add due to rounding.
(2)Bitumen as defined by the SEC, "is petroleum in a solid or semi-solid state in natural deposits with a viscosity greater than 10,000 centipoise measured at original temperature in the deposit and atmospheric pressure, on a gas free basis." Under this definition, all the Company's thermal and primary heavy crude oil reserves have been classified as bitumen.
(3)Includes changes due to commodity price and resulting royalty volumes.

Natural Gas (Bcf) (1)	North America	North Sea	Offshore Africa	Total
Net Proved Reserves
Reserves, December 31, 2021	11,285	8	25	11,318
Extensions and discoveries	251	—	—	251
Improved recovery	192	—	—	192
Purchases of reserves in place	228	—	—	228
Sales of reserves in place	—	—	—	—
Production	(688)	(1)	(4)	(693)
Economic revisions due to prices (2)	(572)	—	(3)	(575)
Revisions of prior estimates	1,521	(3)	7	1,526
Reserves, December 31, 2022	12,217	4	25	12,246
Extensions and discoveries	1,185	—	—	1,185
Improved recovery	603	—	—	603
Purchases of reserves in place	—	—	—	—
Sales of reserves in place	(6)	—	—	(6)
Production	(750)	(1)	(4)	(755)
Economic revisions due to prices (2)	87	—	1	88
Revisions of prior estimates	57	(1)	1	58
Reserves, December 31, 2023	13,393	3	23	13,419
Extensions and discoveries	202	—	—	202
Improved recovery	152	—	—	152
Purchases of reserves in place	1,090	—	—	1,090
Sales of reserves in place	(44)	—	—	(44)
Production	(765)	(1)	(3)	(769)
Economic revisions due to prices (2)	(3,860)	—	—	(3,860)
Revisions of prior estimates	988	1	(2)	987
Reserves, December 31, 2024	11,155	3	18	11,177
Net Proved Developed Reserves
December 31, 2021	4,469	3	20	4,492
December 31, 2022	4,956	1	19	4,975
December 31, 2023	4,029	1	10	4,040
December 31, 2024	3,347	3	7	3,357
(1)Information in the reserves data tables may not add due to rounding.
(2)Includes changes due to commodity price and resulting royalty volumes.

Schedule of Capitalized Costs Relating To Oil And Gas Producing Activities Disclosure
Capitalized Costs Related to Crude Oil and Natural Gas Activities

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$146,309	$9,731	$5,023	$161,063
Unproved properties	2,478	—	48	2,526
	148,787	9,731	5,071	163,589
Less: accumulated depletion and depreciation	(74,775)	(9,392)	(3,885)	(88,052)
Net capitalized costs	$74,012	$339	$1,186	$75,537

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$132,858	$8,606	$4,409	$145,873
Unproved properties	2,108	—	100	2,208
	134,966	8,606	4,509	148,081
Less: accumulated depletion and depreciation	(69,945)	(8,382)	(3,358)	(81,685)
Net capitalized costs	$65,021	$224	$1,151	$66,396

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Proved properties	$128,807	$8,258	$4,332	$141,397
Unproved properties	2,128	—	98	2,226
	130,935	8,258	4,430	143,623
Less: accumulated depletion and depreciation	(65,547)	(8,106)	(3,277)	(76,930)
Net capitalized costs	$65,388	$152	$1,153	$66,693

Disclosure of Detailed Information About Costs Incurred In Crude Oil And Natural Gas Activities
Costs Incurred in Crude Oil and Natural Gas Activities

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$8,901	$—	$—	$8,901
Unproved	320	—	—	320
Exploration	102	—	(56)	46
Development	5,543	352	205	6,100
Costs incurred	$14,866	$352	$149	$15,367

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$—	$—	$—	$—
Unproved	—	—	—	—
Exploration	43	—	3	46
Development	5,039	558	187	5,784
Costs incurred	$5,082	$558	$190	$5,830

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Property acquisitions
Proved	$524	$—	$—	$524
Unproved	—	—	—	—
Exploration	40	—	5	45
Development	4,387	304	75	4,766
Costs incurred	$4,951	$304	$80	$5,335

Disclosure Of Detailed Information About Results Of Operations From Crude Oil And Natural Gas Activities
The Company's results of operations from crude oil and natural gas producing activities for the years ended December 31, 2024, 2023, and 2022 are summarized in the following tables:

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$26,501	$478	$458	$27,437
Production	(7,170)	(440)	(109)	(7,719)
Transportation	(2,038)	(10)	(1)	(2,049)
Depletion, depreciation and amortization	(6,089)	(279)	(297)	(6,665)
Asset retirement obligation accretion	(315)	(65)	(9)	(389)
Petroleum revenue tax recovery	—	232	—	232
Income tax	(2,526)	34	(12)	(2,504)
Results of operations	$8,363	$(50)	$30	$8,343

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$26,773	$442	$581	$27,796
Production	(7,606)	(342)	(141)	(8,089)
Transportation	(1,550)	(7)	(1)	(1,558)
Depletion, depreciation and amortization	(5,690)	(494)	(213)	(6,397)
Asset retirement obligation accretion	(312)	(46)	(8)	(366)
Petroleum revenue tax recovery	—	273	—	273
Income tax	(2,700)	70	(54)	(2,684)
Results of operations	$8,915	$(104)	$164	$8,975

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$31,698	$635	$687	$33,020
Production	(7,830)	(437)	(114)	(8,381)
Transportation	(1,424)	(6)	(1)	(1,431)
Depletion, depreciation and amortization	(5,417)	(1,747)	(173)	(7,337)
Asset retirement obligation accretion	(241)	(33)	(7)	(281)
Petroleum revenue tax recovery	—	483	—	483
Income tax	(3,896)	442	(98)	(3,552)
Results of operations	$12,890	$(663)	$294	$12,521

Oil and Gas, Standardized Measure, Discounted Future Net Cash Flow	The following tables summarize the Company's future net cash flows relating to proved crude oil and natural gas reserves based on the standardized measure as prescribed in FASB Topic 932 - "Extractive Activities - Oil and Gas":

	2024
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$876,917	$722	$5,329	$882,968
Future production costs	(286,440)	(414)	(1,661)	(288,515)
Future development costs and asset retirement obligations	(92,455)	(1,970)	(1,804)	(96,229)
Future income taxes	(111,073)	1,144	(413)	(110,342)
Future net cash flows	386,949	(518)	1,451	387,882
10% annual discount for timing of future cash flows	(275,139)	136	(721)	(275,724)
Standardized measure of future net cash flows (1)	$111,810	$(382)	$730	$112,158
(1)Includes abandonment cost estimates for the Ninian field.

	2023
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$863,544	$1,067	$6,144	$870,755
Future production costs	(276,498)	(636)	(1,880)	(279,014)
Future development costs and asset retirement obligations	(86,615)	(1,873)	(1,927)	(90,415)
Future income taxes	(113,516)	967	(508)	(113,057)
Future net cash flows	386,915	(475)	1,829	388,269
10% annual discount for timing of future cash flows	(278,814)	168	(887)	(279,533)
Standardized measure of future net cash flows (1)	$108,101	$(307)	$942	$108,736
(1)Includes abandonment cost estimates for the Ninian field.

	2022
(millions of Canadian dollars)	North America	North Sea	Offshore Africa	Total
Future cash inflows	$986,672	$1,506	$7,304	$995,482
Future production costs	(303,270)	(691)	(1,998)	(305,959)
Future development costs and asset retirement obligations	(83,803)	(1,416)	(1,439)	(86,658)
Future income taxes	(136,905)	517	(900)	(137,288)
Future net cash flows	462,694	(84)	2,967	465,577
10% annual discount for timing of future cash flows	(327,333)	84	(1,330)	(328,579)
Standardized measure of future net cash flows (1)	$135,361	$—	$1,637	$136,998
(1)Includes abandonment cost estimates for the Ninian field.

Oil and Gas, Change in Standardized Measure, Discounted Future Net Cash Flow
The principal sources of change in the standardized measure of discounted future net cash flows are summarized in the following table:

(millions of Canadian dollars)	2024	2023	2022
Sales of crude oil and natural gas produced, net of production costs	$(17,672)	$(18,174)	$(23,242)
Net changes in sales prices and production costs	(11,189)	(47,145)	79,291
Extensions, discoveries and improved recovery	2,576	8,196	6,198
Changes in estimated future development costs	(2,101)	(1,511)	(3,640)
Purchases of proved reserves in place	15,463	—	5,745
Sales of proved reserves in place	(63)	(47)	—
Revisions of previous reserve estimates	(485)	6,647	(9,956)
Accretion of discount	14,059	17,769	10,712
Changes in production timing and other	2,507	(2,831)	5,463
Net change in income taxes	327	8,834	(16,357)
Net change	3,422	(28,262)	54,214
Balance - beginning of year	108,736	136,998	82,784
Balance - end of year	$112,158	$108,736	$136,998